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                                    FORM 13F

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                                                           OMB APPROVAL
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                                                    OMB Numbers       3215-0006
                                                    Expires:   October 31, 2000
                                                    Estimated average
                                                      burden hours per
                                                      responses: ......... 24.7
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  12/31/2000
                                                         --------------------

          Check here if Amendment [ ]; Amendment Number: ---------------

                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wyser-Pratte Management Co., Inc.
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Address:   63 Wall Street
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           New York, NY 10005
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Form 13F File Number: 28-4502
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                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Guy Wyser-Pratte
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Title:  President
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Phone:  (212) 495-5350
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Signature, Place, and Date of Signing:

/s/ Guy Wyser-Pratte
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[Signature]

New York, NY
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[City, State]

January 19, 2001
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[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:
        None
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Form 13F Information Table Entry Total:
        16
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Form 13F Information Table Value Total:
     $146,163       (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
ABOUT.COM Inc                  com              003736105     1667    61900 SH       SOLE                    61900
*CitiGroup Inc                 com              172967101     1056    20681 SH       SOLE                    20681
Coastal Corp                   com              190441105    33665   381200 SH       SOLE                   381200
Delta & Pine Land Co LTD       com              247357106    27714  1323600 SH       SOLE                  1323600
Intermedia Communications Inc  com              458801107     3072   427400 SH       SOLE                   427400
*Invitrogen Corp               com              46185r100     2617    30300 SH       SOLE                    30300
Keebler Foods Co               com              487256109     2424    58500 SH       SOLE                    58500
*Motorola Inc                  com              620076109     1337    66000 SH       SOLE                    66000
Quaker Oats Co                 com              747402105      974    10000 SH       SOLE                    10000
SDL Inc                        com              784076101     9499    64100 SH       SOLE                    64100
Smithkline Beecham PLC ADR     adr              832378301     8654   135800 SH       SOLE                   135800
Union Carbide Corp             com              905581104    28047   521200 SH       SOLE                   521200
Willamette Industries Inc      com              969133107    16898   360000 SH       SOLE                   360000
AXA - UAP Spons ADR            adr              054536107      744    10365 SH       SOLE                    10365
*Alcatel Spon ADR              adr              013904305     4627    82710 SH       SOLE                    82710
Terra Networks SA Sp ADR       adr              88100w103     3168   299950 SH       SOLE                   299950

* Note: Investment Advisor had identical SHORT positions in these securities as of 12/31/2000.